Parent And Guarantor Consolidating Financial Statements (Schedule of Consolidating Statement of Income) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									$ 4,529	$ 4,539	$ 4,189
Interest on loans held-for-sale									20	98	180
Interest on trading assets									0	10	8
Interest and dividends on available-for-sale investment securities									325	292	350
Interest-bearing cash									10	24	15
Operating leases									3,209	2,379	1,929
Total financing revenue and other interest income									8,093	7,342	6,671
Interest on deposits									654	645	615
Interest on short-term borrowings									63	71	61
Interest on long-term debt									2,602	3,336	3,930
Total interest expense									3,319	4,052	4,606
Depreciation expense on operating lease assets									1,995	1,399	941
Net financing (loss) revenue	774	737	628	640	611	472	457	351	2,779	1,891	1,124
Nonbank subsidiaries									0	0	0
Servicing fees									126	409	525
Servicing asset valuation and hedge activities, net									(213)	(4)	(434)
Total servicing income (loss), net									(87)	405	91
Insurance premiums and service revenue earned									1,012	1,055	1,153
Gain (loss) on mortgage and automotive loans, net									55	379	229
(Loss) gain on extinguishment of debt									(59)	(148)	(64)
Other gain on investments, net									180	146	258
Other income, net of losses									383	737	621
Total other revenue	325	371	402	386	480	775	714	605	1,484	2,574	2,288
Total net revenue (loss)	1,099	1,108	1,030	1,026	1,091	1,247	1,171	956	4,263	4,465	3,412
Provision for loan losses	140	141	89	131	93	105	33	98	501	329	161
Compensation and benefits expense									1,019	1,106	993
Insurance losses and loss adjustment expenses									405	454	452
Other operating expenses									1,981	2,062	1,983
Total noninterest expense	884	762	801	958	951	845	971	855	3,405	3,622	3,428
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income (loss) of subsidiaries	75	205	140	(63)	47	297	167	3	357	514	(177)
Income tax (benefit) expense from continuing operations	(4)	28	40	(123)	(887)	46	(16)	1	(59)	(856)	42
Net (loss) income from continuing operations	79	177	100	60	934	251	183	2	416	1,370	(219)
(Loss) income from discontinued operations, net of tax	25	(86)	(1,027)	1,033	466	133	(1,081)	308	(55)	(174)	62
Undistributed income of bank subsidiaries									0	0	0
Undistributed income of nonbank subsidiaries									0	0	0
Net income (loss)	104	91	(927)	1,093	1,400	384	(898)	310	361	1,196	(157)
Other comprehensive income, net of tax									(587)	224	(172)
Comprehensive (loss) income									(226)	1,420	(329)
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									771	852	1,071
Interest on loans held-for-sale									0	15	5
Interest on trading assets										0	0
Interest and dividends on available-for-sale investment securities									0	0	4
Interest-bearing cash									3	16	5
Operating leases									500	232	713
Total financing revenue and other interest income									1,333	1,219	1,971
Interest on deposits									25	58	65
Interest on short-term borrowings									46	60	56
Interest on long-term debt									2,039	2,676	3,365
Total interest expense									2,176	2,793	3,473
Depreciation expense on operating lease assets									369	113	250
Net financing (loss) revenue									(1,212)	(1,687)	(1,752)
Nonbank subsidiaries									5,732	1,074	1,383
Servicing fees									152	191	270
Servicing asset valuation and hedge activities, net									0	0	0
Total servicing income (loss), net									152	191	270
Insurance premiums and service revenue earned									0	0	0
Gain (loss) on mortgage and automotive loans, net									0	(2)	22
(Loss) gain on extinguishment of debt									(61)	0	(64)
Other gain on investments, net									0	0	10
Other income, net of losses									157	173	(167)
Total other revenue									248	362	71
Total net revenue (loss)									4,768	(251)	(298)
Provision for loan losses									196	81	58
Compensation and benefits expense									639	728	685
Insurance losses and loss adjustment expenses									0	0	0
Other operating expenses									503	1,090	541
Total noninterest expense									1,142	1,818	1,226
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income (loss) of subsidiaries									3,430	(2,150)	(1,582)
Income tax (benefit) expense from continuing operations									(967)	(172)	(616)
Net (loss) income from continuing operations									4,397	(1,978)	(966)
(Loss) income from discontinued operations, net of tax									(1,311)	49	10
Undistributed income of bank subsidiaries									883	859	1,254
Undistributed income of nonbank subsidiaries									(3,608)	2,266	(455)
Net income (loss)									361	1,196	(157)
Other comprehensive income, net of tax									(587)	224	(172)
Comprehensive (loss) income									(226)	1,420	(329)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									0	0	0
Interest on loans held-for-sale									0	0	0
Interest on trading assets										0	0
Interest and dividends on available-for-sale investment securities									0	0	0
Interest-bearing cash									0	0	0
Operating leases									0	0	0
Total financing revenue and other interest income									0	0	0
Interest on deposits									0	0	0
Interest on short-term borrowings									0	0	0
Interest on long-term debt									0	0	(1)
Total interest expense									0	1	1
Depreciation expense on operating lease assets									0	0	0
Net financing (loss) revenue									0	(1)	(1)
Nonbank subsidiaries									3,659	448	0
Servicing fees									0	0	0
Servicing asset valuation and hedge activities, net									0	0	0
Total servicing income (loss), net									0	0	0
Insurance premiums and service revenue earned									0	0	0
Gain (loss) on mortgage and automotive loans, net									0	0	0
(Loss) gain on extinguishment of debt									0	0	0
Other gain on investments, net									0	0	0
Other income, net of losses									0	474	37
Total other revenue									0	474	37
Total net revenue (loss)									3,659	921	36
Provision for loan losses									0	0	0
Compensation and benefits expense									0	473	37
Insurance losses and loss adjustment expenses									0	0	0
Other operating expenses									0	1	1
Total noninterest expense									0	474	38
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income (loss) of subsidiaries									3,659	447	(2)
Income tax (benefit) expense from continuing operations									0	0	(1)
Net (loss) income from continuing operations									3,659	447	(1)
(Loss) income from discontinued operations, net of tax									(19)	(93)	(8)
Undistributed income of bank subsidiaries									883	859	1,254
Undistributed income of nonbank subsidiaries									(2,393)	(105)	477
Net income (loss)									2,130	1,108	1,722
Other comprehensive income, net of tax									(812)	149	(63)
Comprehensive (loss) income									1,318	1,257	1,659
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									3,758	3,687	3,128
Interest on loans held-for-sale									20	83	175
Interest on trading assets										10	8
Interest and dividends on available-for-sale investment securities									325	292	346
Interest-bearing cash									7	8	10
Operating leases									2,709	2,147	1,216
Total financing revenue and other interest income									6,894	6,265	4,909
Interest on deposits									629	587	550
Interest on short-term borrowings									17	11	5
Interest on long-term debt									568	677	587
Total interest expense									1,276	1,395	1,338
Depreciation expense on operating lease assets									1,626	1,286	691
Net financing (loss) revenue									3,992	3,584	2,880
Nonbank subsidiaries									0	0	0
Servicing fees									(26)	218	256
Servicing asset valuation and hedge activities, net									(213)	(4)	(434)
Total servicing income (loss), net									(239)	214	(178)
Insurance premiums and service revenue earned									1,012	1,055	1,153
Gain (loss) on mortgage and automotive loans, net									55	381	207
(Loss) gain on extinguishment of debt									2	(148)	0
Other gain on investments, net									180	146	248
Other income, net of losses									1,438	1,280	1,415
Total other revenue									2,448	2,928	2,845
Total net revenue (loss)									6,440	6,512	5,725
Provision for loan losses									305	248	103
Compensation and benefits expense									822	381	308
Insurance losses and loss adjustment expenses									405	454	452
Other operating expenses									2,248	1,685	2,069
Total noninterest expense									3,475	2,520	2,829
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income (loss) of subsidiaries									2,660	3,744	2,793
Income tax (benefit) expense from continuing operations									908	(684)	659
Net (loss) income from continuing operations									1,752	4,428	2,134
(Loss) income from discontinued operations, net of tax									1,274	(130)	57
Undistributed income of bank subsidiaries									0	0	0
Undistributed income of nonbank subsidiaries									0	0	0
Net income (loss)									3,026	4,298	2,191
Other comprehensive income, net of tax									(858)	411	(346)
Comprehensive (loss) income									2,168	4,709	1,845
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									0	0	(10)
Interest on loans held-for-sale									0	0	0
Interest on trading assets										0	0
Interest and dividends on available-for-sale investment securities									0	0	0
Interest-bearing cash									0	0	0
Operating leases									0	0	0
Total financing revenue and other interest income									(134)	(142)	(209)
Interest on deposits									0	0	0
Interest on short-term borrowings									0	0	0
Interest on long-term debt									(5)	(17)	(21)
Total interest expense									(133)	(137)	(206)
Depreciation expense on operating lease assets									0	0	0
Net financing (loss) revenue									(1)	(5)	(3)
Nonbank subsidiaries									(9,391)	(1,522)	(1,383)
Servicing fees									0	0	(1)
Servicing asset valuation and hedge activities, net									0	0	0
Total servicing income (loss), net									0	0	(1)
Insurance premiums and service revenue earned									0	0	0
Gain (loss) on mortgage and automotive loans, net									0	0	0
(Loss) gain on extinguishment of debt									0	0	0
Other gain on investments, net									0	0	0
Other income, net of losses									(1,212)	(1,190)	(664)
Total other revenue									(1,212)	(1,190)	(665)
Total net revenue (loss)									(10,604)	(2,717)	(2,051)
Provision for loan losses									0	0	0
Compensation and benefits expense									(442)	(476)	(37)
Insurance losses and loss adjustment expenses									0	0	0
Other operating expenses									(770)	(714)	(628)
Total noninterest expense									(1,212)	(1,190)	(665)
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income (loss) of subsidiaries									(9,392)	(1,527)	(1,386)
Income tax (benefit) expense from continuing operations									0	0	0
Net (loss) income from continuing operations									(9,392)	(1,527)	(1,386)
(Loss) income from discontinued operations, net of tax									1	0	3
Undistributed income of bank subsidiaries									(1,766)	(1,718)	(2,508)
Undistributed income of nonbank subsidiaries									6,001	(2,161)	(22)
Net income (loss)									(5,156)	(5,406)	(3,913)
Other comprehensive income, net of tax									1,670	(560)	409
Comprehensive (loss) income									(3,486)	(5,966)	(3,504)
Intercompany [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									0	0	0
Interest-bearing cash									0	0
Interest Expense, Debt									0	0	0
Intercompany [Member] | Parent [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									59	104	173
Interest-bearing cash									0	0
Interest Expense, Debt									66	(1)	(13)
Intercompany [Member] | Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									0	0	0
Interest-bearing cash									0	0
Interest Expense, Debt									0	1	2
Intercompany [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									68	22	26
Interest-bearing cash									7	16
Interest Expense, Debt									62	120	196
Intercompany [Member] | Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									(127)	(126)	(199)
Interest-bearing cash									(7)	(16)
Interest Expense, Debt									$ (128)	$ (120)	$ (185)